Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2019 $ / t $ / oz
Less than one year [member] | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,500
Less than one year [member] | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	17.00
Less than one year [member] | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	6,000
Less than one year [member] | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	1,950
Less than one year [member] | Zinc [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	2,250
Between 1 and 2 years [member] | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,500
Between 1 and 2 years [member] | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	18.40
Between 1 and 2 years [member] | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	6,600
Between 1 and 2 years [member] | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	2,100
Between 1 and 2 years [member] | Zinc [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates	2,300